Retirement Plans Assumed Health Care Cost Trend Rates (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ 8
United States Pension Plans of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rates assumed for next year	9.38%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%
Year the rate reaches the ultimate trend rate	2030
Domestic Pension Plans of Foreign Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rates assumed for next year	7.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.70%
Year the rate reaches the ultimate trend rate	2029